Landfill and Environmental Costs (Asset Retirement Obligation Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Activity in Asset Retirement Obligation Liabilities
Asset retirement obligation liabilities, beginning of year	$ 1,144.3	$ 1,091.3	$ 1,052.4
Non-cash additions	39.4	38.6	36.5
Acquisitions and other adjustments	27.1	3.8	(0.6)
Asset retirement obligation adjustments	(20.2)	(12.8)	12.0
Payments	(88.4)	(54.6)	(85.6)
Accretion expense	79.4	78.0	76.6
Asset retirement obligation liabilities, end of year	1,181.6	1,144.3	1,091.3
Less: current portion	(87.4)	(87.9)	(93.6)
Long-term portion	$ 1,094.2	$ 1,056.4	$ 997.7